Investment Objectives and Goals - Innovator U.S. Equity Ultra Buffer ETF - September	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.18% (prior to taking into account management fees and other fees) while providing a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 35% (prior to taking into account management fees and other fees) over the period from September 1, 2025 to August 31, 2026.